UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Annual Report September 30, 2008

EATON VANCE-
ATLANTA
CAPITAL
SMID-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

William O. Bell, IV, CFA
Co-Portfolio Manager

W. Matthew Hereford, CFA
Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager

•             After reaching record highs last fall, equity markets officially entered “bear market” territory by September 30, 2008. A string of historic events unfolded on Wall Street during September, creating an aura of fear and uncertainty that wreaked havoc with the markets. No segment of the capital markets was insulated from the financial crisis that began in August 2007 amid concerns about subprime mortgage lending, and the subsequent fallout resulted in the failure or near failure of some of the nation’s leading financial institutions. In this environment, emotionally charged investors drove stock prices drastically downward, resulting in double-digit losses for most U.S. and international equity indices.

•             Small-cap stocks, as measured by the Russell 2500 Index, fell nearly 18%, outperforming larger-capitalization stocks by a substantial margin over the year ended September 30, 2008. Sector performance within the Russell 2500 Index showed broad-based weakness, with all sectors posting negative returns. Telecommunication services, information technology, and consumer discretionary stocks led the way on the downside, while health care and utilities stocks performed the best, posting single-digit declines for the year.

Management Discussion

•             The Fund(1) outperformed the Russell 2500 Index, the Russell 2000, and its Lipper peer group for the year ended September 30, 2008. The Fund’s relative outperformance was attributable primarily to positive stock selection. In addition, the Fund’s focus on emphasizing quality small- to mid-sized companies boosted returns in the highly volatile market prevailing over the last year.

•             The Fund benefited from positive stock selection during the period in six of the nine sectors in which it invested. Stock selection was particularly strong in the consumer discretionary, industrials, information technology, and health care sectors.

•             Management believes that successful investing requires in-depth fundamental research, broad diversification, a long-term orientation and an emphasis on quality companies. At the end of its fiscal year, the Fund was invested in 50 companies and broadly diversified among nine economic sectors.

Eaton Vance-Atlanta Capital SMID-Cap Fund

Total Return Performance 9/30/07 – 9/30/08

Class A(2)	-6.72%
Class I(2)	-6.46
Russell 2500 Index(3)	-17.99
Russell 2000 Index(3)	-14.48
Lipper Small-Cap Core Funds Average(3)	-18.73

See page 3 for more performance information.

(1)	The Fund currently invests in a separate registered investment company, SMID-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•             Management strives to add value through a quality investment discipline and portfolio stock selection, not by significantly over-weighting or underweighting particular economic sectors versus the Fund’s benchmark. As a result, sector weightings generally have not had significant influence on the performance of the Fund. At the end of its fiscal year, the Fund was broadly diversified across all major economic sectors of the Russell 2500 Index, and the sector weights are roughly in line with their respective weights in the Russell 2500 Index.(1)

(1) It is not possible to invest directly in an Index.

Portfolio Information

Top Ten Holdings(2)

By net assets

Affiliated Managers Group, Inc.	4.2%
SEI Investments Co.	4.0
Markel Corp.	3.5
Alberto-Culver Co.	3.4
O’Reilly Automotive, Inc.	3.1
FactSet Research Systems, Inc.	3.0
Aaron Rents, Inc.	2.6
AptarGroup, Inc.	2.5
HCC Insurance Holdings, Inc.	2.5
Sonic Corp.	2.5

(2) Top Ten Holdings represented 31.3% of the Portfolio’s net assets as of 9/30/08. Excludes cash equivalents.

Sector Weightings(3)

By net assets

(3) As a percentage of the Portfolio’s net assets as of 9/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell 2500 Index, a market-capitalization weighted unmanaged index of the 2,500 smallest companies in the Russell 3000 Index, and the Russell 2000 Index, a market-capitalization weighted unmanaged index of the 2,000 smallest companies in the Russell 3000 Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I, the Russell 2500 Index, and the Russell 2000 Index. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemption of Fund shares.

* Source: Lipper Inc. Class I of the Fund commenced investment operations on 4/30/02. A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $14,739 ($13,892 at the maximum offering price) on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Fund Performance**

	Class A	Class I
Share Class Symbol	EAASX	EISMX

Average Annual Total Returns (at net asset value)
One Year	-6.72%	-6.46%
Five Years	N.A.	10.01
Life of Fund†	8.34	6.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-12.07%	-6.46%
Five Years	N.A.	10.01
Life of Fund†	7.02	6.95

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

** Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses††	Class A	Class I
Gross Expense Ratio	1.78%	1.53%
Net Expense Ratio	1.20	0.95

†† Source: Prospectus dated 2/1/08. Net expense ratio reflects contractual fee waivers and expense reimbursement, a portion of which may be changed or terminated after January 31, 2009, subject to Trustee approval. Without these waivers and reimbursements, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$973.30	$5.92	**
Class I	$1,000.00	$974.70	$4.69	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.06	**
Class I	$1,000.00	$1,020.30	$4.80	**

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investment in SMID-Cap Portfolio, at value (identified cost, $39,078,556)	$39,480,817
Receivable for Fund shares sold	89,943
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	9,398
Total assets	$39,580,158
Liabilities
Payable for Fund shares redeemed	$114,301
Payable to affiliate for distribution and service fees	4,742
Accrued expenses	26,571
Total liabilities	$145,614
Net Assets	$39,434,544
Sources of Net Assets
Paid-in capital	$37,991,932
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,040,351
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	402,261
Total	$39,434,544
Class A Shares
Net Assets	$23,588,845
Shares Outstanding	2,158,688
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.93
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.93)	$11.60
Class I Shares
Net Assets	$15,845,699
Shares Outstanding	1,369,913
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2008

Investment Income
Dividends allocated from Portfolio	$284,178
Interest allocated from Portfolio	26,459
Expenses allocated from Portfolio	(313,866)
Net investment loss from Portfolio	$(3,229)
Expenses
Trustees' fees and expenses	$338
Distribution and service fees Class A	47,023
Registration fees	34,653
Transfer and dividend disbursing agent fees	21,292
Legal and accounting services	16,746
Custodian fee	16,058
Printing and postage	5,841
Miscellaneous	7,279
Total expenses	$149,230
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$100,582
Total expense reductions	$100,582
Net expenses	$48,648
Net investment loss	$(51,877)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,307,418
Net realized gain	$1,307,418
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(3,689,668)
Net change in unrealized appreciation (depreciation)	$(3,689,668)
Net realized and unrealized loss	$(2,382,250)
Net decrease in net assets from operations	$(2,434,127)

See notes to financial statements
5

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2008	Year Ended September 30, 2007
From operations — Net investment loss	$(51,877)	$(26,248)
Net realized gain from investment transactions	1,307,418	3,975,201
Net change in unrealized appreciation (depreciation) of investments	(3,689,668)	(548,664)
Net increase (decrease) in net assets from operations	$(2,434,127)	$3,400,289
Distributions to shareholders — From net realized gain Class A	$(2,229,231)	$(615,058)
Class I	(1,749,229)	(959,852)
Total distributions to shareholders	$(3,978,460)	$(1,574,910)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,730,590	$10,202,786
Class I	6,567,263	2,852,347
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,626,790	476,027
Class I	1,373,264	768,564
Cost of shares redeemed Class A	(5,070,155)	(2,594,222)
Class I	(2,712,920)	(3,128,648)
Net increase in net assets from Fund share transactions	$16,514,832	$8,576,854
Net increase in net assets	$10,102,245	$10,402,233
Net Assets
At beginning of year	$29,332,299	$18,930,066
At end of year	$39,434,544	$29,332,299

See notes to financial statements
6

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,				Period Ended
	2008(1)	2007(1)	2006(1)	2005(1)	September 30, 2004(1)(2)
Net asset value — Beginning of period	$13.490	$12.480	$12.510	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.031)	$(0.032)	$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain (loss)	(0.693)	1.983	0.924	1.903	0.854
Total income (loss) from operations	$(0.724)	$1.951	$0.861	$1.826	$0.810
Less distributions
From net realized gain	$(1.836)	$(0.941)	$(0.891)	$(0.126)	$—
Total distributions	$(1.836)	$(0.941)	$(0.891)	$(0.126)	$—
Net asset value — End of period	$10.930	$13.490	$12.480	$12.510	$10.810
Total Return(3)	(6.72)%	16.42%	7.34%	16.97%	8.10	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,589	$15,941	$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.20%	1.21%	1.60%	1.60%	1.60	%(7)
Net investment loss	(0.27)%	(0.25)%	(0.52)%	(0.66)%	(0.51	)%(7)
Portfolio Turnover of the Portfolio	42%	84%	34%	38%	28%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.52%, 0.57%, 0.27%, 0.27% and 0.43% of average daily net assets for the years ended September 30, 2008, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2008(1)	2007(1)		2006(1)	2005(1)	2004(1)
Net asset value — Beginning of year	$14.140	$13.010		$12.980	$11.180	$9.550
Income (loss) from operations
Net investment loss	$(0.002)	$0.000	(2)	$(0.032)	$(0.050)	$(0.031)
Net realized and unrealized gain (loss)	(0.732)	2.071		0.953	1.976	1.661
Total income (loss) from operations	$(0.734)	$2.071		$0.921	$1.926	$1.630
Less distributions
From net realized gain	$(1.836)	$(0.941)		$(0.891)	$(0.126)	$—
Total distributions	$(1.836)	$(0.941)		$(0.891)	$(0.126)	$—
Net asset value — End of year	$11.570	$14.140		$13.010	$12.980	$11.180
Total Return(3)	(6.46)%	16.69%		7.55%	17.30%	17.07%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$15,846	$13,391		$11,857	$18,110	$15,616
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	0.95%	0.96%		1.35%	1.35%	1.35%
Net investment income (loss)	(0.01)%	0.00	%(7)	(0.25)%	(0.42)%	(0.29)%
Portfolio Turnover of the Portfolio	42%	84%		34%	38%	28%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.52%, 0.57%, 0.27%, 0.27%, and .43% of average daily net assets for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Amount represents less than 0.005%.

See notes to financial statements
8

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.0% at September 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized

9

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended September 30,
	2008	2007
Distributions declared from:
Ordinary income	$945,003	$137,962
Long-term capital gains	$3,033,457	$1,436,948

During the year ended September 30, 2008, accumulated undistributed net realized gain was decreased by $51,877 and accumulated net investment loss was decreased by $51,877 due to differences between book and tax accounting for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$310,635
Undistributed long-term capital gains	$833,996
Net unrealized appreciation	$297,981

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, short-term capital gains and investments in partnership allocations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund's operating expenses (excluding the investment adviser and distribution and service fees) to the extent that they exceed 0.15% annually of the Fund's average daily net assets. This agreement may be changed or terminated after January 31, 2009, but is subject to Trustee approval if the reimbursement is reduced to the extent that the Fund's operating expenses (excluding the investment adviser and distribution and service fees) would exceed 0.35% annually of its average daily net assets. Pursuant to this agreement, EVM and Atlanta Capital were allocated $25,145 and $75,437, respectively, of the Fund's operating expenses for the year ended September 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2008, EVM earned $511 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,651 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2008 amounted to $47,023 for Class A shares.

10

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended September 30, 2008, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended September 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $21,229,383 and $8,683,641, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2008	2007
Sales	1,282,731	775,613
Issued to shareholders electing to receive payments of distributions in Fund shares	134,002	38,987
Redemptions	(439,769)	(199,489)
Net increase	976,964	615,111
	Year Ended September 30,
Class I	2008	2007
Sales	530,376	212,383
Issued to shareholders electing to receive payments of distributions in Fund shares	107,035	60,138
Redemptions	(214,389)	(236,765)
Net increase	423,022	35,756

8  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

11

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) (one of the funds constituting Eaton Vance Growth Trust) as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2008

12

Eaton Vance-Atlanta Capital SMID-Cap Fund as of September 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gain dividends.

Qualified Dividend Income. The Fund designates $283,885, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2008 ordinary dividends, 26.40% qualifies for the corporate dividends received deduction.

Capital Gain Dividends. The Fund designates $3,033,457 as a capital gain dividend.

13

SMID-Cap Portfolio as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks — 97.6%
Security	Shares	Value
Capital Markets — 8.2%
Affiliated Managers Group, Inc.(1)	22,490	$1,863,296
SEI Investments Co.	80,120	1,778,664
		$3,641,960
Commercial Banks — 6.0%
City National Corp.	18,220	$989,346
Cullen/Frost Bankers, Inc.	14,410	864,600
Westamerica Bancorporation	14,070	809,447
		$2,663,393
Commercial Services & Supplies — 1.7%
Copart, Inc.(1)	20,130	$764,940
		$764,940
Containers & Packaging — 2.5%
AptarGroup, Inc.	28,620	$1,119,328
		$1,119,328
Distributors — 1.5%
LKQ Corp.(1)	38,110	$646,727
		$646,727
Electrical Equipment — 1.8%
AMETEK, Inc.	19,550	$797,054
		$797,054
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	10,650	$427,491
Mettler Toledo International, Inc.(1)	7,890	773,220
National Instruments Corp.	21,520	646,676
		$1,847,387
Energy Equipment & Services — 2.4%
Dril-Quip, Inc.(1)	14,750	$640,003
Oceaneering International, Inc.(1)	8,160	435,091
		$1,075,094

Security	Shares	Value
Food Products — 2.3%
McCormick & Co., Inc.	26,340	$1,012,773
		$1,012,773
Gas Utilities — 2.0%
Energen Corp.	19,370	$877,074
		$877,074
Health Care Equipment & Supplies — 6.0%
DENTSPLY International, Inc.	26,410	$991,431
Mentor Corp.	35,450	845,837
Varian Medical Systems, Inc.(1)	14,870	849,523
		$2,686,791
Health Care Providers & Services — 5.1%
Henry Schein, Inc.(1)	18,680	$1,005,731
Owens & Minor, Inc.	13,860	672,210
Patterson Cos., Inc.(1)	18,630	566,538
		$2,244,479
Hotels, Restaurants & Leisure — 2.5%
Sonic Corp.(1)	75,230	$1,096,101
		$1,096,101
Household Durables — 1.0%
Mohawk Industries, Inc.(1)	6,560	$442,078
		$442,078
Household Products — 1.0%
Church & Dwight Co., Inc.	7,430	$461,329
		$461,329
Insurance — 9.6%
Brown and Brown, Inc.	30,300	$655,086
HCC Insurance Holdings, Inc.	41,000	1,107,000
Markel Corp.(1)	4,376	1,538,164
RLI Corp.	15,640	971,088
		$4,271,338
IT Services — 1.7%
Total System Services, Inc.	45,630	$748,332
		$748,332

See notes to financial statements
14

SMID-Cap Portfolio as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	10,360	$1,026,883
Covance, Inc.(1)	6,520	576,433
		$1,603,316
Machinery — 5.1%
Graco, Inc.	19,300	$687,273
IDEX Corp.	24,400	756,888
Matthews International Corp., Class A	16,210	822,495
		$2,266,656
Marine — 1.5%
Kirby Corp.(1)	17,750	$673,435
		$673,435
Media — 3.7%
Arbitron, Inc.	16,880	$754,367
John Wiley & Sons, Inc., Class A	3,400	137,530
Morningstar, Inc.(1)	13,970	774,916
		$1,666,813
Personal Products — 3.4%
Alberto-Culver Co.	54,810	$1,493,024
		$1,493,024
Real Estate Management & Development — 2.0%
Forest City Enterprises, Inc., Class A	28,890	$886,056
		$886,056
Road & Rail — 1.5%
Landstar System, Inc.	15,560	$685,574
		$685,574
Software — 10.2%
ANSYS, Inc.(1)	17,700	$670,299
Blackbaud, Inc.	40,480	746,856
FactSet Research Systems, Inc.	25,430	1,328,718
Fair Isaac Corp.	43,350	999,218
Jack Henry & Associates, Inc.	38,410	780,875
		$4,525,966

Security	Shares	Value
Specialty Retail — 7.1%
Aaron Rents, Inc.	42,210	$1,142,625
O'Reilly Automotive, Inc.(1)	52,330	1,400,874
Sally Beauty Holdings, Inc.(1)	69,140	594,604
		$3,138,103
Total Common Stocks (identified cost $42,866,893)		$43,335,121
Total Investments — 97.6% (identified cost $42,866,893)		$43,335,121
Other Assets, Less Liabilities — 2.4%		$1,047,548
Net Assets — 100.0%		$44,382,669

(1)  Non-income producing security.

See notes to financial statements
15

SMID-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investments, at value (identified cost, $42,866,893)	$43,335,121
Cash	3,424,821
Receivable from investment adviser and sub-adviser	12
Receivable for investments sold	31,156
Dividends and interest receivable	28,869
Total assets	$46,819,979
Liabilities
Payable for investments purchased	$2,365,160
Payable to affiliate for investment adviser fee	32,604
Accrued expenses	39,546
Total liabilities	$2,437,310
Net Assets applicable to investors' interest in Portfolio	$44,382,669
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$43,914,441
Net unrealized appreciation (computed on the basis of identified cost)	468,228
Total	$44,382,669

Statement of Operations

For the Year Ended
September 30, 2008

Investment Income
Dividends	$323,775
Interest	30,162
Total investment income	$353,937
Expenses
Investment adviser fee	$375,903
Trustees' fees and expenses	1,715
Custodian fee	38,334
Legal and accounting services	23,303
Miscellaneous	1,762
Total expenses	$441,017
Deduct — Waiver of investment adviser fee	$82,951
Allocation of expenses to the investment adviser and sub-adviser	648
Reduction of custodian fee	6
Total expense reductions	$83,605
Net expenses	$357,412
Net investment loss	$(3,475)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,511,363
Net realized gain	$1,511,363
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,243,385)
Net change in unrealized appreciation (depreciation)	$(4,243,385)
Net realized and unrealized loss	$(2,732,022)
Net decrease in net assets from operations	$(2,735,497)

See notes to financial statements
16

SMID-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2008	Year Ended September 30, 2007
From operations — Net investment income (loss)	$(3,475)	$1,523
Net realized gain from investment transactions	1,511,363	4,595,599
Net change in unrealized appreciation (depreciation) from investments	(4,243,385)	(700,232)
Net increase (decrease) in net assets from operations	$(2,735,497)	$3,896,890
Capital transactions — Contributions	$24,787,456	$14,891,571
Withdrawals	(10,710,566)	(8,271,196)
Net increase in net assets from capital transactions	$14,076,890	$6,620,375
Net increase in net assets	$11,341,393	$10,517,265
Net Assets
At beginning of year	$33,041,276	$22,524,011
At end of year	$44,382,669	$33,041,276

See notes to financial statements
17

SMID-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	20082007200620052004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.95%	0.96%	1.23%	1.25%	1.28%
Net investment income (loss)	(0.01)%	0.01%	(0.13)%	(0.31)%	(0.22)%
Portfolio Turnover	42%	84%	34%	38%	28%
Total Return	(6.46)%	16.70%	7.67%	17.42%	17.15%
Net assets, end of year (000's omitted)	$44,383	$33,041	$22,524	$22,763	$19,433

(1)  The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.22%, 0.27%, less than 0.01%, 0.01%, and 0.01% of average daily net assets for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements
18

SMID-Cap Portfolio as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2008, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 89.0% and 4.8%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become

19

SMID-Cap Portfolio as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the year ended September 30, 2008, the adviser fee was 1.00% of the Portfolio's average daily net assets and amounted to $375,903. Effective October 17, 2006, BMR and Atlanta Capital have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the investment adviser fee will be equal to 0.80% annually of the Portfolio's average daily net assets. This agreement may be changed or terminated on or after January 31, 2009. For the year ended September 30, 2008, BMR waived $75,180 of its adviser fee. Atlanta Capital, in turn, waived $56,382 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2008, BMR waived $7,771 of its adviser fee. Atlanta Capital, in turn, waived $7,771 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $162 and $486, respectively, of the Portfolio's operating expenses for the year ended September 30, 2008.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,487,756 and $15,100,526, respectively, for the year ended September 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,017,487
Gross unrealized appreciation	$3,326,395
Gross unrealized depreciation	(3,008,761)
Net unrealized appreciation	$317,634

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2008.

6  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

20

SMID-Cap Portfolio as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the Portfolio), including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2008

21

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

23

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's and the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund and noted that in October 2006 the Adviser implemented additional waivers/ reimbursements with respect to the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

24

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee of the Trust and Portfolio, President of the Trust and Vice President of the Portfolio	Trustee since 2007, President since 2002 and Vice President since 2001	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

25

Eaton Vance-Atlanta Capital SMID-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Executive Vice President and Chief Equity Investment Officer of EVC, EVM, and BMR. Officer of 81 registered companies managed by EVM or BMR.

William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Managing Director of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretay since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

26

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Investment Adviser of SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital SMID-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1452-11/08  ASCSRC

Annual Report September 30, 2008

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Richard B. England, CFA
Co-Portfolio Manager

William R. Hackney, III, CFA
Co-Portfolio Manager

Marilyn Robinson Irvin, CFA
Co-Portfolio Manager

Paul J. Marshall, CFA
Co-Portfolio Manager

Economic and Market Conditions

•      After reaching record highs last fall, equity markets officially entered “bear market” territory by September 30, 2008. A string of historic events unfolded on Wall Street during September, creating an aura of fear and uncertainty that wreaked havoc with the markets. No segment of the capital markets was insulated from the financial crisis that began in August 2007 amid concerns about subprime mortgage lending, and the subsequent fallout resulted in the failure or near failure of some of the nation’s leading financial institutions. In this environment, emotionally charged investors drove stock prices drastically downward, resulting in double-digit losses for most U.S. and international equity indices.

•      For the year ended September 30, 2008, consumer staples was the only sector in the S&P 500 Index to register positive performance – albeit a very modest gain. Not surprisingly, financials took the biggest hit, with industrials and information technology also posting sharply negative returns for the period.

Management Discussion

•      The Fund(1) outperformed both its benchmarks, the S&P 500 Index and the Russell 1000 Growth Index, as well as its Lipper peer group for the year ended September 30, 2008, primarily due to stock selection during the period. The Fund maintained representation in eight of the ten sectors comprising the S&P 500 Index and outperformed that Index in six of the eight sectors. The Fund’s sector weighting also contributed positively to relative performance, accounting for approximately one-third of the outperformance.

The Fund’s underweight position in financials and lack of exposure to telecommunication services were most additive from a sector weighting standpoint.

•      Fund stock selection was strongest in the financials and health care sectors. Among financial holdings, the Fund’s focus on selected insurance and asset management stocks and de-emphasis of bank and brokerage stocks aided performance. In the health care sector, Fund holdings in health care equipment and supplies further added to returns.

•      Conversely, the Fund’s stock selection was weakest in the industrials and information technology (IT) sectors. Industrial conglomerates, especially those with finance subsidiaries, came under severe pressure during the period, while communication equipment and internet-related companies were a drag on IT sector performance.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Total Return Performance 9/30/07 – 9/30/08

Class A(2)	-17.21%
Class I(2)	-16.97
S&P 500 Index(3)	-21.96
Russell 1000 Growth Index(3)	-20.88
Lipper Large-Cap Core Funds Average(3)	-21.95

See page 3 for more performance information.

(1)   The Fund currently invests in a separate registered investment company, Large-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)   These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)   It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•      Over the past 12 months ended September 30, 2008, management increased the Fund’s weighting in financials, due to the better relative performance of Fund holdings in that sector versus counterparts in the S&P 500 Index. Relative sector weighting in consumer discretionary increased as well.

•      Relative weightings in the Fund decreased during the year in both the consumer staples and industrials sectors. The exposure to consumer staples was reduced as management de-emphasized companies with significant foreign sales exposure. The relative weighting in industrials was pared back as a result of both actively reducing the Fund’s exposure to the sector and weak relative performance.

•      Relative to the S&P 500 Index,(1) the Fund was overweighted in the technology, health care, and consumer discretionary sectors as of September 30, 2008. The Fund was underweighted in the energy and financials sectors and had no representation in the telecommunication services and utilities sectors.

•      The Fund pursues an objective of investing in quality growth companies, focusing on those with favorable long-term track records of consistent earnings growth. Our investment strategy over the past year has been to increase exposure in domestically focused companies and to decrease exposure in those companies with significant foreign sales. During this period of economic uncertainty, we believe the key is to stay well diversified and to emphasize companies with strong balance sheets, pricing power and the ability to grow earnings in a sluggish economy.

(1)   It is not possible to invest directly in an Index.

Portfolio Information

Top Ten Holdings(2)

By net assets

Cisco Systems, Inc.	3.3%
Abbott Laboratories	2.9
CVS Caremark Corp.	2.9
Medtronic, Inc.	2.8
Schlumberger, Ltd.	2.7
Hewlett-Packard Co.	2.7
EOG Resources, Inc.	2.6
Kohl’s Corp.	2.6
Microsoft Corp.	2.5
Staples, Inc.	2.5

(2)   Top Ten Holdings represented 27.5% of the Portfolio’s net assets as of 9/30/08. Excludes cash equivalents.

Sector Weightings(3)

By net assets

(3)   As a percentage of the Portfolio’s net assets as of 9/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P 500 Index, a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, and the Russell 1000 Growth Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I, the S&P 500 Index and the Russell 1000 Growth Index, a market-capitalization weighted, unmanaged index of large-cap stocks. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemption of Fund shares.

* Source: Lipper Inc. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in Class A shares on 11/28/03 (commencement of operations) would have been valued at $11,528 ($10,865 at the maximum offering price) on 9/30/08. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Fund Performance**

	Class A	Class I
Share Class Symbol	EAALX	EILGX
Average Annual Total Returns (at net asset value)
One Year	-17.21%	-16.97%
Five Years	N.A.	4.27
Life of Fund†	2.98	1.77
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-21.98%	-16.97%
Five Years	N.A.	4.27
Life of Fund†	1.73	1.77

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

**

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses††	Class A	Class I
Gross Expense Ratio	1.39%	1.14%
Net Expense Ratio	1.25	1.00

†† Source: Prospectus dated 2/1/08. Net expense ratio reflects a contractual expense reimbursement which may be changed or terminated after January 31, 2009, subject to Trustee approval. Without this reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 – 9/30/08)
Actual
Class A	$1,000.00	$898.40	$5.93	**
Class I	$1,000.00	$899.70	$4.75	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$6.31	**
Class I	$1,000.00	$1,020.00	$5.05	**

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $22,798,958)	$23,316,727
Receivable for Fund shares sold	14,205
Total assets	$23,330,932
Liabilities
Payable to affiliate for distribution and service fees	$1,957
Payable to affiliate for Trustees' fees	147
Payable to the administrator of the Fund and sub-adviser of the Portfolio	1,280
Accrued expenses	24,257
Total liabilities	$27,641
Net Assets	$23,303,291
Sources of Net Assets
Paid-in capital	$21,343,087
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,400,151
Accumulated undistributed net investment income	42,284
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	517,769
Total	$23,303,291
Class A Shares
Net Assets	$8,903,330
Shares Outstanding	915,043
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
Maximum Offering Price Per Share (100 ÷ 94.25 of $9.73)	$10.32
Class I Shares
Net Assets	$14,399,961
Shares Outstanding	1,559,025
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,029)	$325,261
Interest allocated from Portfolio	7,003
Expenses allocated from Portfolio	(221,819)
Net investment income from Portfolio	$110,445
Expenses
Trustees' fees and expenses	$486
Distribution and service fees Class A	26,792
Registration fees	23,664
Legal and accounting services	18,230
Transfer and dividend disbursing agent fees	13,847
Custodian fee	9,946
Printing and postage	4,655
Miscellaneous	7,164
Total expenses	$104,784
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$46,255
Total expense reductions	$46,255
Net expenses	$58,529
Net investment income	$51,916
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,539,922
Net realized gain	$1,539,922
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(6,208,244)
Net change in unrealized appreciation (depreciation)	$(6,208,244)
Net realized and unrealized loss	$(4,668,322)
Net decrease in net assets from operations	$(4,616,406)

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2008	Year Ended September 30, 2007
From operations — Net investment income	$51,916	$52,082
Net realized gain from investment transactions	1,539,922	2,061,771
Net change in unrealized appreciation (depreciation) of investments	(6,208,244)	2,302,632
Net increase (decrease) in net assets from operations	$(4,616,406)	$4,416,485
Distributions to shareholders — From net investment income Class A	$(2,132)	$(13,144)
Class I	(45,737)	(52,733)
From net realized gain Class A	(910,017)	(798,176)
Class I	(1,226,279)	(908,193)
Total distributions to shareholders	$(2,184,165)	$(1,772,246)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,724,550	$1,822,300
Class I	5,452,064	4,523,432
Net asset value of shares issued to shareholders in payment of distributions declared Class A	882,895	791,605
Class I	1,227,683	940,803
Cost of shares redeemed Class A	(3,174,018)	(4,783,439)
Class I	(2,444,115)	(6,036,706)
Net increase (decrease) in net assets from Fund share transactions	$3,669,059	$(2,742,005)
Net decrease in net assets	$(3,131,512)	$(97,766)
Net Assets
At beginning of year	$26,434,803	$26,532,569
At end of year	$23,303,291	$26,434,803
Accumulated undistributed net investment income included in net assets
At end of year	$42,284	$38,278

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,				Period Ended
	2008(1)	2007(1)	2006(1)	2005(1)	September 30, 2004(1)(2)
Net asset value — Beginning of period	$12.760	$11.510	$11.220	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.007	$0.006	$0.016	$0.044	$(0.004)
Net realized and unrealized gain (loss)	(2.011)	1.960	0.526	0.908	0.324
Total income (loss) from operations	$(2.004)	$1.966	$0.542	$0.952	$0.320
Less distributions
From net investment income	$(0.002)	$(0.012)	$—	$(0.027)	$—
From net realized gain	(1.024)	(0.704)	(0.252)	(0.025)	—
Total distributions	$(1.026)	$(0.716)	$(0.252)	$(0.052)	$—
Net asset value — End of period	$9.730	$12.760	$11.510	$11.220	$10.320
Total Return(3)	(17.21)%	17.79%	4.87%	9.23%	3.20	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,903	$12,285	$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.25%	1.25%	1.25%	1.25%	1.25	%(8)
Net investment income (loss)	0.06%	0.05%	0.14%	0.40%	(0.04	)%(8)
Portfolio Turnover of the Portfolio	50%	37%	46%	45%	35	%(9)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.19%, 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the years ended September 30, 2008, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

(9)  For the Portfolio's fiscal year ended September 30, 2004.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2008(1)	2007(1)	2006(1)	2005(1)	2004(1)
Net asset value — Beginning of year	$12.170	$11.010	$10.750	$9.900	$9.070
Income (loss) from operations
Net investment income	$0.034	$0.035	$0.034	$0.064	$0.020
Net realized and unrealized gain (loss)	(1.902)	1.870	0.511	0.862	0.829
Total income (loss) from operations	$(1.868)	$1.905	$0.545	$0.926	$0.849
Less distributions
From net investment income	$(0.038)	$(0.041)	$(0.033)	$(0.051)	$(0.019)
From net realized gain	(1.024)	(0.704)	(0.252)	(0.025)	—
Total distributions	$(1.062)	$(0.745)	$(0.285)	$(0.076)	$(0.019)
Net asset value — End of year	$9.240	$12.170	$11.010	$10.750	$9.900
Total Return(2)	(16.97)%	18.09%	5.12%	9.37%	9.36%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$14,400	$14,150	$13,383	$28,637	$28,079
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.31%	0.31%	0.32%	0.61%	0.20%
Portfolio Turnover of the Portfolio	50%	37%	46%	45%	35%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.19%, 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended September 30,
	2008	2007
Distributions declared from:
Ordinary income	$256,034	$65,877
Long-term capital gains	$1,928,131	$1,706,369

During the year ended September 30, 2008, accumulated undistributed net realized gain was increased by $41 and accumulated undistributed net investment income was decreased by $41 due to differences between book and tax accounting for redesignation of distributions. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$42,284
Undistributed long-term capital gains	$1,419,319
Net unrealized appreciation	$498,601

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and partnership allocations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. For the year ended September 30, 2008, EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund's expenses (excluding the investment adviser fee and distribution and service fees) to the extent that they exceed 0.35% annually of the Fund's average daily net assets. This agreement may be changed or terminated after January 31, 2009, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $17,790 and $28,465, respectively, of the Fund's operating expenses for the year ended September 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2008, EVM earned $384 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,973 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2008. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2008 amounted to $26,792 for Class A shares.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended September 30, 2008, the Fund was informed that EVD received approximately $900 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended September 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $7,176,699 and $5,768,628, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2008	2007
Sales	153,132	154,520
Issued to shareholders electing to receive payments of distributions in Fund shares	73,697	69,075
Redemptions	(274,761)	(403,224)
Net decrease	(47,932)	(179,629)
	Year Ended September 30,
Class I	2008	2007
Sales	511,824	406,672
Issued to shareholders electing to receive payments of distributions in Fund shares	108,166	86,233
Redemptions	(223,780)	(545,655)
Net increase (decrease)	396,210	(52,750)

8  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the funds constituting Eaton Vance Growth Trust) as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2008

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gain dividends.

Qualified Dividend Income. The Fund designates $326,092, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2008 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gain Dividends. The Fund designates $1,928,131 as a capital gain dividend.

Large-Cap Portfolio as of September 30, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 1.6%
Honeywell International, Inc.	9,000	$373,950
		$373,950
Beverages — 1.4%
Coca-Cola Co. (The)	6,000	$317,280
		$317,280
Biotechnology — 1.0%
Genentech, Inc.(1)	2,700	$239,436
		$239,436
Capital Markets — 7.7%
Bank of New York Mellon Corp. (The)	13,235	$431,196
Charles Schwab Corp. (The)	20,000	520,000
Goldman Sachs Group, Inc.	2,000	256,000
SEI Investments Co.	14,000	310,800
T. Rowe Price Group, Inc.	5,000	268,550
		$1,786,546
Chemicals — 1.9%
Air Products and Chemicals, Inc.	6,500	$445,185
		$445,185
Commercial Banks — 1.1%
Wells Fargo & Co.	7,000	$262,710
		$262,710
Communications Equipment — 4.5%
Cisco Systems, Inc.(1)	34,000	$767,040
QUALCOMM, Inc.	6,500	279,305
		$1,046,345
Computers & Peripherals — 8.1%
Apple, Inc.(1)	4,500	$511,470
Hewlett-Packard Co.	13,500	624,240
International Business Machines Corp.	3,700	432,752
NetApp, Inc.(1)	18,000	328,140
		$1,896,602

Security	Shares	Value
Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc.(1)	6,000	$325,860
		$325,860
Construction Materials — 1.3%
Vulcan Materials Co.	4,000	$298,000
		$298,000
Consumer Finance — 1.5%
American Express Co.	10,000	$354,300
		$354,300
Electrical Equipment — 1.9%
Emerson Electric Co.	11,000	$448,690
		$448,690
Energy Equipment & Services — 6.9%
FMC Technologies, Inc.(1)	10,000	$465,500
National-Oilwell Varco, Inc.(1)	10,500	527,415
Schlumberger, Ltd.	8,000	624,720
		$1,617,635
Food & Staples Retailing — 7.6%
CVS Caremark Corp.	20,000	$673,200
Sysco Corp.	18,000	554,940
Wal-Mart Stores, Inc.	9,000	539,010
		$1,767,150
Health Care Equipment & Supplies — 7.9%
DENTSPLY International, Inc.	13,000	$488,020
Medtronic, Inc.	13,000	651,300
St. Jude Medical, Inc.(1)	7,500	326,175
Stryker Corp.	6,000	373,800
		$1,839,295
Health Care Providers & Services — 2.1%
Laboratory Corp. of America Holdings(1)	7,000	$486,500
		$486,500
Hotels, Restaurants & Leisure — 0.8%
International Game Technology	11,000	$188,980
		$188,980

See notes to financial statements

Large-Cap Portfolio as of September 30, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Household Products — 2.4%
Procter & Gamble Co.	8,000	$557,520
		$557,520
Industrial Conglomerates — 2.8%
General Electric Co.	14,000	$357,000
Textron, Inc.	10,000	292,800
		$649,800
Insurance — 1.6%
AFLAC, Inc.	6,500	$381,875
		$381,875
Internet Software & Services — 1.9%
Google, Inc., Class A(1)	1,100	$440,572
		$440,572
IT Services — 1.3%
Automatic Data Processing, Inc.	7,000	$299,250
		$299,250
Life Sciences Tools & Services — 1.4%
Pharmaceutical Product Development, Inc.	8,000	$330,800
		$330,800
Machinery — 3.1%
Deere & Co.	9,000	$445,500
Dover Corp.	7,000	283,850
		$729,350
Media — 3.1%
Omnicom Group, Inc.	9,000	$347,040
Walt Disney Co.	12,000	368,280
		$715,320
Multiline Retail — 2.6%
Kohl's Corp.(1)	13,000	$599,040
		$599,040

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.1%
EOG Resources, Inc.	6,700	$599,382
Marathon Oil Corp.	9,000	358,830
		$958,212
Pharmaceuticals — 4.2%
Abbott Laboratories	12,000	$690,960
Merck & Co., Inc.	9,000	284,040
		$975,000
Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	25,000	$468,250
Linear Technology Corp.	11,500	352,590
Microchip Technology, Inc.	10,000	294,300
		$1,115,140
Software — 2.5%
Microsoft Corp.	22,000	$587,180
		$587,180
Specialty Retail — 2.5%
Staples, Inc.	26,000	$585,000
		$585,000
Textiles, Apparel & Luxury Goods — 1.6%
Nike, Inc., Class B	5,500	$367,950
		$367,950
Total Common Stocks (identified cost $22,457,004)		$22,986,473
Total Investments — 98.6% (identified cost $22,457,004)		$22,986,473
Other Assets, Less Liabilities — 1.4%		$330,354
Net Assets — 100.0%		$23,316,827

(1)  Non-income producing security.

See notes to financial statements

Large-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2008

Assets
Investments, at value (identified cost, $22,457,004)	$22,986,473
Cash	176,709
Receivable for investments sold	215,703
Dividends and interest receivable	27,535
Total assets	$23,406,420
Liabilities
Payable for investments purchased	$35,545
Payable to affiliate for investment adviser fee	13,174
Accrued expenses	40,874
Total liabilities	$89,593
Net Assets applicable to investors' interest in Portfolio	$23,316,827
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,787,358
Net unrealized appreciation (computed on the basis of identified cost)	529,469
Total	$23,316,827

Statement of Operations

For the Year Ended
September 30, 2008

Investment Income
Dividends (net of foreign taxes, $1,029)	$325,263
Interest	7,003
Total investment income	$332,266
Expenses
Investment adviser fee	$164,895
Trustees' fees and expenses	1,479
Custodian fee	31,602
Legal and accounting services	25,684
Miscellaneous	1,622
Total expenses	$225,282
Deduct — Reduction of investment adviser fee	$3,460
Reduction of custodian fee	2
Total expense reductions	$3,462
Net expenses	$221,820
Net investment income	$110,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,544,778
Net realized gain	$1,544,778
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(6,213,120)
Net change in unrealized appreciation (depreciation)	$(6,213,120)
Net realized and unrealized loss	$(4,668,342)
Net decrease in net assets from operations	$(4,557,896)

See notes to financial statements

Large-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2008	Year Ended September 30, 2007
From operations — Net investment income	$110,446	$121,700
Net realized gain from investment transactions	1,544,778	2,068,339
Net change in unrealized appreciation (depreciation) of investments	(6,213,120)	2,307,798
Net increase (decrease) in net assets from operations	$(4,557,896)	$4,497,837
Capital transactions — Contributions	$7,176,699	$6,345,547
Withdrawals	(5,768,628)	(11,011,800)
Net increase (decrease) in net assets from capital transactions	$1,408,071	$(4,666,253)
Net decrease in net assets	$(3,149,825)	$(168,416)
Net Assets
At beginning of year	$26,466,652	$26,635,068
At end of year	$23,316,827	$26,466,652

See notes to financial statements

Large-Cap Portfolio as of September 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2008	2007	2006	2005	2004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.88%	0.86%	0.87%	0.83%	0.83%
Net investment income	0.44%	0.44%	0.48%	0.78%	0.37%
Portfolio Turnover	50%	37%	46%	45%	35%
Total Return	(16.90)%	18.25%	5.25%	9.53%	9.55%
Net assets, end of year (000's omitted)	$23,317	$26,467	$26,635	$31,167	$32,127

(1)  The investment adviser waived a portion of its investment adviser fee (equal to 0.01%, 0.01%, 0.01%, less than 0.01% and less than 0.01% of average daily net assets for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Large-Cap Portfolio as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Large-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2008, Eaton Vance-Atlanta Capital Large-Cap Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

Large-Cap Portfolio as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the year ended September 30, 2008, the adviser fee was 0.65% of the Portfolio's average daily net assets and amounted to $164,895. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2008, BMR waived $3,460 of its adviser fee. Atlanta Capital, in turn, waived $3,460 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,896,892 and $12,492,839, respectively, for the year ended September 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,477,512
Gross unrealized appreciation	$2,857,580
Gross unrealized depreciation	(2,348,619)
Net unrealized appreciation	$508,961

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2008.

Large-Cap Portfolio as of September 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of September 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Large-Cap Portfolio as of September 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Large-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Large-Cap Portfolio (the Portfolio), including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly in all material respects, the financial position of Large-Cap Portfolio as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2008

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment and sub-advisory advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee of the Trust and Portfolio, President of the Trust and Vice President of the Portfolio	Trustee since 2007, President since 2002 and Vice President since 2001	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computers Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2007	Executive Vice President and Chief Equity Investment Officer of EVC, EVM, and BMR. Officer of 81 registered companies managed by EVM or BMR

Richard B. England 10/9/58	Vice President of the Portfolio	Since 2008	Managing Director – Equities of Atlanta Capital. Previously, Senior Portfolio Manager, Putnam Investments (1992-2004). Officer of 1 registered investment company managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

Marilyn Robinson Irvin 6/17/58	Vice President of the Portfolio	Since 2001	Senior Vice President and Principal of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

Paul J. Marshall 5/2/65	Vice President of the Portfolio	Since 2003	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1451-11/08  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund and Eaton Vance-Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2007 and September 30, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$11,470	$12,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,541	$6,770

All Other Fees(3)	$0	$0

Total	$18,011	$19,130

Eaton Vance-Atlanta Capital SMID -Cap Fund

Fiscal Years Ended	9/30/07	9/30/08

Audit Fees	$10,320	$11,170

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,541	$6,770

All Other Fees(3)	$0	$0

Total	$16,861	$17,940

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’ respective principal accountant for the last two fiscal years of each Series. During the fiscal year ended 2008, PwC was replaced by D&T.

Fiscal Years	8/31/07		9/30/07		8/31/08		9/30/08
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Audit Fees	$88,288	$25,350	$0	$21,790	$0	$100,280	$0	$23,530

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$14,800	$11,954	$0	$13,082	$0	$42,770	$0	$13,540

All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$103,088	$37,304	$0	$34,872	$0	$143,050	$0	$37,070

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

For the fiscal years ended September 30, 2007 and September 30, 2008, the Fund was billed $35,000 and $40,000 by PwC and D&T, respectively, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series’ respective principal accountant for the last 2 fiscal years of each Series.

Fiscal Years	8/31/07		9/30/07		8/31/08		9/30/08
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Registrant(1)	$14,800	$11,954	$0	$13,082	$0	$44,480	$0	$13,540

Eaton Vance(2)	$60,399	$190,525	$60,399	$289,446	$125,781	$419,722	$125,781	$325,801

(1)   Includes all of the Series of the Trust.

(2)   During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure.  Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:  November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 14, 2008

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:  November 14, 2008